Dividends	12 Months Ended
Sep. 30, 2016
Other Liabilities Disclosure [Abstract]
Dividends

Note 18 — Dividends

The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2016, 2015 and 2014:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

July 26, 2016	$0.195	September 30, 2016	$28,693	October 21, 2016
May 4, 2016	$0.195	June 30, 2016	$28,836	July 15, 2016
February 2, 2016	$0.195	March 31, 2016	$29,206	April 15, 2016
November 10, 2015	$0.170	December 31, 2015	$25,565	January 15, 2016

July 29, 2015	$0.170	September 30, 2015	$25,697	October 16, 2015
April 29, 2015	$0.170	June 30, 2015	$26,127	July 17, 2015
January 27, 2015	$0.170	March 31, 2015	$26,286	April 16, 2015
November 4, 2014	$0.155	December 31, 2014	$24,086	January 16, 2015

July 29, 2014	$0.155	September 30, 2014	$24,291	October 17, 2014
April 30, 2014	$0.155	June 30, 2014	$24,576	July 18, 2014
January 29, 2014	$0.155	March 31, 2014	$24,799	April 17, 2014
November 5, 2013	$0.130	December 31, 2013	$20,752	January 17, 2014

The amounts payable as a result of the July 26, 2016, July 29, 2015 and July 29, 2014 declarations were included in accrued expenses and other current liabilities as of September 30, 2016, 2015 and 2014, respectively.

On November 8, 2016, the Company’s Board of Directors approved the next quarterly dividend payment, at the rate of $0.195 per share, and set December 30, 2016 as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 13, 2017.

On November 8, 2016, the Company’s Board of Directors also approved, subject to shareholder approval at the January 2017 annual general meeting of shareholders, an increase in the quarterly cash dividend to $0.22 per share, anticipated to be paid in April 2017.